Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holidays (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 356,159	¥ 279,033	¥ 471,798
Net profit per share effect - Basic	¥ 0.27	¥ 0.2	¥ 0.33
Net profit per share effect - Diluted	¥ 0.26	¥ 0.19	¥ 0.32